Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurement | Recurring
Recurring fair value measurements
Cash and cash equivalents	$ 1.2	$ 0.6	$ 1.0
Restricted cash			0.2
Derivative instruments - Asset position		0.2	2.7
Derivative instruments - Liability position	(9.2)	(16.2)	(27.3)
Total recurring fair value measurements	(8.0)	(15.4)	(23.4)
Fair Value Measurement | Level 1 | Recurring
Recurring fair value measurements
Cash and cash equivalents	1.2	0.6	1.0
Restricted cash			0.2
Derivative instruments - Asset position		0.0	0.0
Derivative instruments - Liability position	0.0	0.0	0.0
Total recurring fair value measurements	1.2	0.6	1.2
Fair Value Measurement | Level 2 | Recurring
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Restricted cash			0.0
Derivative instruments - Asset position		0.2	2.7
Derivative instruments - Liability position	(9.2)	(16.2)	(27.3)
Total recurring fair value measurements	(9.2)	(16.0)	(24.6)
Fair Value Measurement | Level 3
Recurring fair value measurements
Derivative instruments - Liability position			0.0
Fair Value Measurement | Level 3 | Recurring
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Restricted cash			0.0
Derivative instruments - Asset position		0.0	0.0
Derivative instruments - Liability position	0.0	0.0
Total recurring fair value measurements	0.0	0.0	0.0
Total Gains (Losses)
Recurring fair value measurements
Derivative instruments - Liability position			0.0
Total Gains (Losses) | Recurring
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Restricted cash			0.0
Derivative instruments - Asset position		0.0	0.0
Derivative instruments - Liability position	0.0	0.0
Total recurring fair value measurements	0.0	0.0	0.0
Carrying Value | Recurring
Recurring fair value measurements
Cash and cash equivalents	1.2	0.6	1.0
Restricted cash			0.2
Derivative instruments - Asset position		0.2	2.7
Derivative instruments - Liability position	(9.2)	(16.2)	(27.3)
Total recurring fair value measurements	$ (8.0)	$ (15.4)	$ (23.4)